Leases (Tables)	12 Months Ended
Jan. 31, 2024
Leases [Abstract]
Schedule of changes in right of use assets
The following table explains the changes in
right-of-use
assets during the year ended January 31,
2024:

	Carrying amount as at January 31, 2023	Additions	Depreciation [a]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2024
Building & land	$163.2	$19.0	$(43.0)	$0.7	$12.5	$152.4
Equipment	17.1	8.6	(7.6)	(0.9)	0.1	17.3
Total	$180.3	$27.6	$(50.6)	$(0.2)	$12.6	$169.7

[a] An amount of $26.2 million included in cost of sales.

The following table explains the changes in right-of-use assets during the year ended January 31, 2023:

	Carrying amount as at January 31, 2022	Additions	Depreciation [a]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other [b]	Carrying amount as at January 31, 2023
Building & land	$117.7	$59.2	$(30.7)	$2.0	$15.0	$163.2
Equipment	14.9	7.0	(6.5)	0.7	1.0	17.1
Other	0.1	—	—	(0.1)	—	—
Total	$132.7	$66.2	$(37.2)	$2.6	$16.0	$180.3
[a]
An amount
of $21.4 million included in cost of sales.
[
b
]
Includes $3.4 million related to business combinations.

Schedule of changes in lease liabilities
The following table explains the changes in lease liabilities during the year ended January 31,
2024:

	Carrying amount as at January 31, 2023	Issuance	Interest	Repayment [a]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2024
Lease liabilities	$196.9	$27.3	$7.7	$(56.3)	$0.3	$12.4	$188.3

[a] Includes $7.7 million of interest paid.

The following table explains the changes in lease liabilities during the year ended January 31, 2023:
	Carrying amount as at January 31, 2022	Issuance	Interest	Repayment [a]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other [b]	Carrying amount as at January 31, 2023
Lease liabilities	$146.9	$60.4	$5.4	$(40.8)	$3.1	$21.9	$196.9
[a]
Includes
$5.4 million of interest paid.
[b]
Includes $3.4 million related to business combinations.